INVESTMENTS AND PUT RIGHT LIABILITIES - Summary of Group Long term Investment Measured Under Equity method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Data
Revenue		$ 632	$ (1,551)
Loss from operations	$ (49,696)	(82,217)	(141,203)
Loss from operations	(51,426)	(72,017)	(53,078)
Net loss	(22,230)	(207,729)	(371,053)
Balance Sheet Data
Current assets	176,693	329,912
Current liabilities	$ 8,454	58,144
TJBio Hangzhou
Operating Data
Revenue		17,376	15,365
Net loss		(44,446)	$ (51,252)
Balance Sheet Data
Current assets		47,076
Non-current assets		212,948
Current liabilities		44,221
Non-current liabilities		$ 49,391